TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

COMMON STOCK - 10.65%	Shares	Value

Auto Manufacturers - 0.75%
Tesla, Inc. (a)	950	$237,709

Commercial Services - 0.55%
S&P Global, Inc.	480	175,397

Computers - 1.35%
Apple, Inc.	2,500	428,025

Healthcare - Products - 0.82%
Thermo Fisher Scientific, Inc.	510	258,147

Internet - 2.05%
Alphabet, Inc. - Class A (a)	2,800	366,408
Amazon.com, Inc. (a)	2,230	283,478
		649,886
Retail - 0.63%
Costco Wholesale Corp.	350	197,736

Semiconductors - 1.98%
NVIDIA Corp.	1,440	626,385

Software - 2.52%
Microsoft Corp.	1,380	435,735
Palantir Technologies, Inc. - Class A (a)	5,600	89,600
Salesforce, Inc. (a)	410	83,140
ServiceNow, Inc. (a)	340	190,046
		798,521

TOTAL COMMON STOCK (Cost $2,995,873)		3,371,806

EXCHANGE-TRADED FUNDS - 65.67%

Alternative Fund - 4.57%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	27,200	1,445,680

Debt Funds - 13.48%
Goldman Sachs Access Treasury 0-1 Year ETF	4,400	440,484
Invesco Short Term Treasury ETF	2,800	295,400
iShares Treasury Floating Rate Bond ETF	8,800	446,512
PIMCO Enhanced Short Maturity Active ETF	24,100	2,413,374
SPDR Bloomberg 1-3 Month T-Bill ETF	4,800	440,736
WisdomTree Floating Rate Treasury ETF	4,600	231,472
		4,267,978

TFA AlphaGen Growth Fund

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 65.67% (continued)	Shares	Value

Equity Funds - 47.62%
FT CBOE Vest Fund of Buffer ETFs (a)	74,500	$1,824,505
ProShares Ultra QQQ ETF	62,400	3,703,440
ProShares Ultra Russell2000 ETF	31,900	964,337
ProShares Ultra S&P500 ETF (b)	48,500	2,588,930
Vanguard Total Stock Market ETF (b)	28,200	5,989,962
		15,071,174

TOTAL EXCHANGE-TRADED FUNDS (Cost $21,048,634)		20,784,832

SHORT-TERM INVESTMENTS - 20.85%
Fidelity Government Portfolio - Institutional Class, 5.23% (b) (c)	284,397	284,397
First American Treasury Obligations Fund - Institutional Class, 5.27% (c)	6,312,880	6,312,880

SHORT-TERM INVESTMENTS (Cost $6,597,277)		6,597,277

INVESTMENTS AT VALUE (Cost $30,641,784) - 97.17%		$30,753,915

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.83%		894,608

NET ASSETS - 100.00%		$31,648,523

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day yield at September 30, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CBOE - Chicago Board Options Exchange

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

COMMON STOCK - 24.76%	Shares	Value

Aerospace & Defense - 0.96%
RTX Corp.	3,598	$258,948

Auto Manufacturers - 1.03%
Tesla, Inc. (a)	1,101	275,492

Computers - 1.73%
Apple, Inc.	2,709	463,808

Diversified Financial Services - 1.27%
Intercontinental Exchange, Inc.	3,098	340,842

Healthcare - Products - 3.31%
Danaher Corp.	1,130	280,353
ResMed, Inc.	2,276	336,552
Thermo Fisher Scientific, Inc.	536	271,307
		888,212
Healthcare - Services - 1.13%
UnitedHealth Group, Inc.	599	302,010

Internet - 3.67%
Alphabet, Inc. - Class A (a)	2,686	351,490
Amazon.com, Inc. (a)	2,623	333,436
Meta Platforms, Inc. - Class A (a)	995	298,709
		983,635
Oil & Gas - 0.83%
Diamondback Energy, Inc.	1,441	223,182

Pharmaceuticals - 2.16%
CVS Health Corp.	4,415	308,255
Dexcom, Inc. (a)	2,901	270,663
		578,918
Pipelines - 1.35%
Enterprise Products Partners LP	13,250	362,652

Semiconductors - 3.13%
Advanced Micro Devices, Inc. (a)	2,777	285,531
NVIDIA Corp.	609	264,909
ON Semiconductor Corp. (a)	3,103	288,424
		838,864
Software - 2.94%
Microsoft Corp.	1,634	515,936
ServiceNow, Inc. (a)	486	271,655
		787,591
Telecommunications - 1.25%
Corning, Inc.	10,998	335,109

TOTAL COMMON STOCK (Cost $6,376,634)		6,639,263

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 65.02%	Shares	Value

Alternative Fund - 3.57%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	17,990	$956,168

Asset Allocation Fund - 18.09%
Direxion HCM Tactical Enhanced U.S. ETF	51,650	1,227,426
HCM Defender 100 Index ETF (a)	43,313	1,943,021
HCM Defender 500 Index ETF	44,992	1,681,351
		4,851,798
Debt Funds - 17.46%
First Trust Enhanced Short Maturity ETF	5,367	318,907
First Trust Senior Loan ETF	11,170	510,916
iShares 20+ Year Treasury Bond ETF	3,700	328,153
iShares Core U.S. Aggregate Bond ETF (b)	1,310	123,192
iShares Floating Rate Bond ETF	10,027	510,274
ProShares Short 20+ Year Treasury ETF	19,925	501,114
SPDR Bloomberg 1-3 Month T-Bill ETF	22,945	2,106,810
Vanguard Total International Bond ETF (b)	1,490	71,267
WisdomTree PutWrite Strategy ETF (b)	6,900	211,968
		4,682,601
Equity Funds - 25.90%
AGF U.S. Market Neutral Anti-Beta Fund ETF (b)	11,800	234,348
Alpha Architect International Quantitative Value ETF	965	22,764
Direxion Daily S&P 500 Bull 2X Shares ETF	12,672	1,073,835
Direxion NASDAQ-100 Equal Weighted Index Shares ETF	2,900	216,833
Energy Select Sector SPDR Fund ETF	167	15,095
FT CBOE Vest Fund of Buffer ETFs (a) (b)	9,100	222,859
FT CBOE Vest U.S. Equity Moderate Buffer ETF - August (a)	7,360	216,752
Global X S&P 500 Covered Call ETF (b)	6,200	241,118
Invesco International BuyBack Achievers ETF	450	15,777
Invesco QQQ Trust Series 1 ETF	3,243	1,161,870
Invesco S&P 500 Equal Weight Energy ETF	196	15,037
Invesco S&P 500 Equal Weight ETF	3,400	481,746
Invesco S&P International Developed Momentum ETF	490	16,257
iShares Core MSCI Emerging Markets ETF	1,500	71,385
iShares MSCI EAFE Value ETF	760	37,187
iShares MSCI International Value Factor ETF	600	15,216
ProShares Ultra QQQ ETF	13,700	813,095
ProShares Ultra Russell2000 ETF	11,000	332,530
ProShares Ultra S&P500 ETF	2,250	120,105
SPDR S&P Insurance ETF	350	14,889
Vanguard FTSE Developed Markets ETF (b)	5,000	218,600
Vanguard Total Stock Market ETF (b)	4,100	870,881
Virtus Private Credit Strategy ETF	23,537	505,575
WisdomTree Japan Hedged Equity Fund ETF	150	13,238
		6,946,992

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,827,525)		17,437,559

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

SHORT-TERM INVESTMENTS - 5.76%	Shares	Value

Fidelity Government Portfolio - Institutional Class, 5.23% (b) (c)	111,662	$111,662
First American Treasury Obligations Fund - Institutional Class, 5.27% (c)	1,433,938	1,433,938

SHORT-TERM INVESTMENTS (Cost $1,545,600)		1,545,600

INVESTMENTS AT VALUE (Cost $25,749,759) - 95.54%		$25,622,422

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.46%		1,195,316

NET ASSETS - 100.00%		$26,817,738

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day effective yield at September 30, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CBOE - Chicago Board Options Exchange

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TFA QUANTITATIVE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 88.39%	Shares	Value

Alternative Fund - 8.20%
First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF (b)	41,700	$2,216,355

Asset Allocation Fund - 24.93%
Direxion HCM Tactical Enhanced U.S. ETF	127,115	3,020,799
HCM Defender 100 Index ETF (a)	43,109	1,933,870
HCM Defender 500 Index ETF	47,782	1,785,613
		6,740,282
Debt Funds - 1.22%
WisdomTree PutWrite Strategy (b)	10,700	328,704

Equity Funds - 54.04%
AGF U.S. Market Neutral Anti-Beta Fund (b)	15,800	313,788
Direxion Daily S&P 500 Bull 2X Shares	24,325	2,061,320
FT CBOE Vest Fund of Buffer ETFs (a) (b)	46,600	1,141,234
Global X S&P 500 Covered Call ETF (b)	8,200	318,898
Invesco QQQ Trust Series 1	10,225	3,663,311
iShares U.S. Technology ETF	28,224	2,961,262
ProShares Ultra QQQ	24,300	1,442,205
ProShares Ultra Russell2000	11,800	356,714
ProShares Ultra S&P500 (b)	24,500	1,307,810
Vanguard Total Stock Market ETF (b)	4,900	1,040,809
		14,607,351

TOTAL EXCHANGE-TRADED FUNDS (Cost $23,672,882)		23,892,692

SHORT-TERM INVESTMENTS - 10.50%
Fidelity Government Portfolio - Institutional Class, 5.23% (b) (c)	95,242	95,242
First American Treasury Obligations Fund - Institutional Class, 5.27% (c)	2,743,647	2,743,647

SHORT-TERM INVESTMENTS (Cost $2,838,889)		2,838,889

INVESTMENTS AT VALUE (Cost $26,511,771) - 98.89%		$26,731,581

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.11%		300,440

NET ASSETS - 100.00%		$27,032,021

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day effective yield at September 30, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CBOE - Chicago Board Options Exchange

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

TFA TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 81.24%	Shares	Value

Commodity Fund - 4.05%
SPDR Gold Shares ETF (a)	9,600	$1,645,920

Debt Funds - 71.17%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares ETF	555,340	2,676,739
First Trust Emerging Markets Local Currency Bond ETF	31,602	1,445,476
FolioBeyond Alternative Income and Interest Rate Hedge ETF (b)	79,900	2,668,500
Invesco Emerging Markets Sovereign Debt ETF	47,100	860,517
Invesco Senior Loan ETF (b)	130,400	2,737,096
iShares 0-5 Year TIPS Bond ETF	18,000	1,744,560
iShares 10-20 Year Treasury Bond ETF	1,000	98,470
iShares 7-10 Year Treasury Bond ETF (b)	10,100	925,059
iShares CMBS ETF	30,600	1,378,224
iShares Core U.S. Aggregate Bond ETF (b)	9,000	846,360
iShares Floating Rate Bond ETF	28,410	1,445,785
iShares iBoxx High Yield Corporate Bond ETF	24,300	1,791,396
ProShares High Yield-Interest Rate Hedged ETF	13,166	809,972
ProShares Short 20+ Year Treasury ETF	57,269	1,440,315
SPDR Bloomberg 1-3 Month T-Bill ETF	87,400	8,025,068
		28,893,537
Equity Funds - 6.02%
iShares Mortgage Real Estate ETF	81,000	1,809,540
Virtus Private Credit Strategy ETF	29,500	633,660
		2,443,200

TOTAL EXCHANGE-TRADED FUNDS (Cost $33,384,563)		32,982,657

SHORT-TERM INVESTMENTS - 16.62%
Fidelity Government Portfolio - Institutional Class, 5.23% (b) (c)	402,025	402,025
First American Treasury Obligations Fund - Institutional Class, 5.27% (c)	6,347,897	6,347,897

SHORT-TERM INVESTMENTS (Cost $6,749,922)		6,749,922

INVESTMENTS AT VALUE (Cost $40,134,485) - 97.86%		$39,732,579

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.14%		868,639

NET ASSETS - 100.00%		$40,601,218

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral.

(c) Rate shown represents the 7-day effective yield at September 30, 2023, is subject to change and resets daily.

The following abbreviations are used in this portfolio:

CMBS - Commercial Mortgage-Backed Securities

ETF - Exchange-Traded Fund

SPDR - Standard & Poor's Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

The accompanying notes are an integral part of these financial statements.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the TFA Tactical Income Fund (“Income Fund”), Tactical Growth Allocation Fund (“Growth Fund”), TFA Quantitative Fund (“Quantitative Fund”) and TFA AlphaGen Growth Fund (“AlphaGen Fund”), (each a “Fund” and collectively, the “Funds”), each a diversified series of the Tactical Investment Series Trust (the “Trust”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value, as described below.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to Tactical Fund Advisors, LLC (the “Adviser”) the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The SEC recently adopted Rule 2a-5 under the 1940 Act, which establishes an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Valuation Designee (“Fair Value Pricing”), subject to oversight by the Board.  The Valuation Designee must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Valuation Designee determines that one source of market value is unreliable, the Valuation Designee must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2023 (Unaudited)(continued)

Equity securities (common stocks and exchange-traded funds/notes (“ETFs”/”ETNs”)) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Money market funds – Money market funds are generally priced at the ending NAV provided by the service agent of the money market fund. The money market funds will be categorized as Level 1 within the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2023 (Unaudited)(continued)

The following tables present information about each Fund’s investments measured at fair value as of September 30, 2023, by major security type:

Income Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$32,982,657	$—	$—	$32,982,657
Short-Term Investments	6,749,922	—	—	6,749,922
Total Assets	$39,732,579	$—	$—	$39,732,579

Growth Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$6,639,263	$—	$—	$6,639,263
Exchange-Traded Funds (2)	17,437,559	—	—	17,437,559
Short-Term Investments	1,545,600	—	—	1,545,600
Total Assets	$25,622,422	$—	$—	$25,622,422

Quantitative Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$23,892,692	$—	$—	$23,892,692
Short-Term Investments	2,838,889	—	—	2,838,889
Total Assets	$26,731,581	$—	$—	$26,731,581

AlphaGen Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$3,371,806	$—	$—	$3,371,806
Exchange-Traded Funds (2)	20,784,832	—	—	20,784,832
Short-Term Investments	6,597,277	—	—	6,597,277
Total Assets	$30,753,915	$—	$—	$30,753,915

(1)       As of and for the nine month period ended September 30, 2023, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock and ETFs held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedules of Investments.

Tactical Investment Series Trust

NOTES TO THE SCHEDULES OF INVESTMENTS

September 30, 2023 (Unaudited)(continued)

INVESTMENT RISKS

Equity Risk: The net asset value of the Funds will fluctuate based on changes in the value of its holdings in U.S. and foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Large Capitalization Risk: The Underlying Funds invest in large-capitalization companies. Large Capitalization Companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Exchange-Traded Fund Risk: The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

Leverage Risk: The use of leverage by the funds or ETFs in which the Funds invest, such as borrowing money to purchase securities, will cause a fund to incur additional expenses and magnify the funds’ gains or losses. Investments in derivative instruments, such as futures, options and swap agreements, have the economic effect of creating financial leverage in a fund’s portfolio because such investments may give rise to losses that exceed the amount the funds have invested in those instruments. Financial leverage will magnify, sometimes significantly, investment exposure to any increase or decrease in prices associated with a particular reference asset resulting in increased volatility in the value of the fund’s portfolio. Accordingly, the value of the Funds’ portfolios are likely to experience greater volatility over short-term periods.

Underlying Fund Risk: Other investment companies including mutual funds and ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments on September 30, 2023 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
Income Fund	$41,876,664	$221,699	$(2,365,784)	$(2,144,085)
Growth Fund	26,268,570	822,453	(1,468,601)	(646,148)
Quantitative Fund	27,187,431	779,659	(1,235,509)	(455,850)
AlphaGen Fund	31,062,606	642,469	(951,160)	(308,691)